Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2022
Interest and Debt Expense [Abstract]
Schedule Of Financial Expenses, Net

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Expenses:
Interest on long-term bank debt	$(12,392)	$(10,821)	$(13,763)
Interest on Series A, B, C and D Notes, net	(11,683)	(5,758)	(1,060)
Interest on short-term bank credit and loans	(14,857)	(7,683)	(9,112)
Guarantees	(17,356)	(13,908)	(12,172)
Gain (loss) from revaluation of lease liabilities and exchange rate differences, net	10,542	(10,178)	(33,386)
Other	(8,670)	6,080	(4,864)
	(54,416)	(42,268)	(74,357)
Income:
Interest on cash, cash equivalents and bank deposits	383	469	1,075
Other	2,669	1,406	2,012
	3,052	1,875	3,087
	$(51,364)	$(40,393)	$(71,270)